PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks 99.7%
Aerospace & Defense 0.4%
Textron, Inc.	11,500	$837,775
Airlines 0.8%
JetBlue Airways Corp.*	75,100	600,800
Southwest Airlines Co.	22,100	790,517
United Airlines Holdings, Inc.*	9,500	465,120
		1,856,437
Auto Components 0.8%
BorgWarner, Inc.	36,300	1,716,264
Automobiles 1.2%
Rivian Automotive, Inc. (Class A Stock)*(a)	60,700	1,177,580
Thor Industries, Inc.(a)	15,800	1,506,214
		2,683,794
Banks 9.2%
Bank OZK	10,600	484,102
Citizens Financial Group, Inc.	46,900	2,031,708
Fifth Third Bancorp	42,833	1,554,410
First Citizens BancShares, Inc. (Class A Stock)(a)	1,800	1,399,824
FNB Corp.	54,800	781,996
Huntington Bancshares, Inc.	128,400	1,947,828
KeyCorp	97,000	1,861,430
M&T Bank Corp.	13,500	2,106,000
PacWest Bancorp	22,200	614,052
Pinnacle Financial Partners, Inc.	4,100	322,793
Popular, Inc. (Puerto Rico)	1,900	130,416
Prosperity Bancshares, Inc.	7,300	553,778
Regions Financial Corp.	76,700	1,805,518
Signature Bank	12,100	1,560,295
SVB Financial Group*	5,200	1,572,688
Webster Financial Corp.	30,400	1,600,560
		20,327,398
Beverages 0.7%
Molson Coors Beverage Co. (Class B Stock)	29,200	1,535,336
Biotechnology 0.1%
Biogen, Inc.*	700	203,630

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 1.0%
Builders FirstSource, Inc.*(a)	17,200	$1,370,840
Carrier Global Corp.	8,200	373,346
Owens Corning	3,800	367,270
		2,111,456
Capital Markets 6.1%
Bank of New York Mellon Corp. (The)	50,700	2,563,899
Carlyle Group, Inc. (The)	29,900	1,075,503
Franklin Resources, Inc.(a)	52,600	1,641,120
Invesco Ltd.	79,000	1,462,290
Janus Henderson Group PLC	48,400	1,254,528
Jefferies Financial Group, Inc.	39,400	1,547,632
KKR & Co., Inc.	19,400	1,082,714
Northern Trust Corp.	2,600	252,122
State Street Corp.	26,800	2,447,644
T. Rowe Price Group, Inc.	2,700	314,469
		13,641,921
Chemicals 5.8%
Celanese Corp.	12,700	1,564,640
Corteva, Inc.	11,300	728,285
DuPont de Nemours, Inc.	33,900	2,506,905
Eastman Chemical Co.	14,900	1,313,733
Huntsman Corp.	11,200	354,928
International Flavors & Fragrances, Inc.	11,100	1,248,306
LyondellBasell Industries NV (Class A Stock)	21,100	2,040,159
Mosaic Co. (The)	35,000	1,733,900
Westlake Corp.	12,000	1,473,000
		12,963,856
Communications Equipment 0.4%
Motorola Solutions, Inc.	800	205,608
Viasat, Inc.*(a)	19,600	675,220
		880,828
Consumer Finance 2.1%
Ally Financial, Inc.	51,259	1,665,405
Discover Financial Services	9,800	1,143,954
Synchrony Financial	50,900	1,869,557
		4,678,916

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 2.1%
International Paper Co.	45,800	$1,915,356
Packaging Corp. of America	7,900	1,127,330
Westrock Co.	42,600	1,671,624
		4,714,310
Distributors 0.2%
LKQ Corp.	8,400	495,264
Diversified Financial Services 0.1%
Corebridge Financial, Inc.	11,700	254,592
Diversified Telecommunication Services 1.3%
Frontier Communications Parent, Inc.*(a)	52,900	1,566,369
Lumen Technologies, Inc.(a)	262,880	1,380,120
		2,946,489
Electric Utilities 4.0%
Avangrid, Inc.(a)	30,800	1,298,836
Edison International(a)	16,600	1,143,740
Entergy Corp.	1,100	119,108
Evergy, Inc.	26,400	1,653,960
Eversource Energy	3,500	288,155
FirstEnergy Corp.	4,600	188,370
NRG Energy, Inc.	18,900	646,758
Pinnacle West Capital Corp.	14,800	1,103,340
PPL Corp.(a)	65,400	1,935,840
Xcel Energy, Inc.	6,100	419,497
		8,797,604
Electrical Equipment 0.6%
AMETEK, Inc.	1,700	246,364
Regal Rexnord Corp.	8,500	1,183,200
		1,429,564
Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics, Inc.*	3,100	364,219
Avnet, Inc.	13,100	601,028
Coherent Corp.*(a)	14,200	616,280

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Corning, Inc.	35,800	$1,239,038
TD SYNNEX Corp.	13,600	1,389,240
		4,209,805
Energy Equipment & Services 0.2%
Baker Hughes Co.	13,100	415,794
Equity Real Estate Investment Trusts (REITs) 14.3%
Alexandria Real Estate Equities, Inc.	13,700	2,202,138
Boston Properties, Inc.	18,600	1,386,444
Cousins Properties, Inc.	53,100	1,456,002
Douglas Emmett, Inc.	82,500	1,381,875
EPR Properties	33,500	1,423,080
Healthcare Realty Trust, Inc.	71,200	1,532,936
Highwoods Properties, Inc.	45,200	1,372,724
Host Hotels & Resorts, Inc.	40,500	763,425
Hudson Pacific Properties, Inc.	125,500	1,429,445
JBG SMITH Properties	38,200	769,348
Kilroy Realty Corp.	34,500	1,415,880
Kimco Realty Corp.	76,961	1,728,544
Medical Properties Trust, Inc.(a)	119,669	1,549,714
Park Hotels & Resorts, Inc.	93,100	1,369,501
Realty Income Corp.	39,613	2,686,950
SL Green Realty Corp.	35,395	1,456,504
Spirit Realty Capital, Inc.	9,900	434,412
Ventas, Inc.	7,400	383,394
VICI Properties, Inc.	68,200	2,331,076
Vornado Realty Trust	59,800	1,458,522
Welltower, Inc.	14,400	1,080,576
Weyerhaeuser Co.	61,100	2,103,673
WP Carey, Inc.	500	42,765
		31,758,928
Food & Staples Retailing 0.3%
Kroger Co. (The)	14,400	642,672
Food Products 1.2%
Bunge Ltd.	2,800	277,480
Conagra Brands, Inc.	11,900	442,561
Tyson Foods, Inc. (Class A Stock)	28,100	1,847,575
		2,567,616

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.9%
Atmos Energy Corp.	5,100	$599,454
UGI Corp.(a)	36,500	1,453,795
		2,053,249
Health Care Equipment & Supplies 0.9%
Enovis Corp.*	8,933	562,332
QuidelOrtho Corp.*	15,600	1,335,516
Zimmer Biomet Holdings, Inc.	1,200	152,808
		2,050,656
Health Care Providers & Services 1.5%
Laboratory Corp. of America Holdings	6,600	1,663,992
Quest Diagnostics, Inc.	8,500	1,262,080
Universal Health Services, Inc. (Class B Stock)	2,700	400,167
		3,326,239
Household Durables 3.9%
D.R. Horton, Inc.	17,200	1,697,468
Lennar Corp. (Class A Stock)	21,863	2,238,771
Mohawk Industries, Inc.*	12,839	1,541,450
PulteGroup, Inc.	29,547	1,680,929
Toll Brothers, Inc.	24,633	1,465,417
		8,624,035
Insurance 6.4%
Aflac, Inc.	13,500	992,250
Assured Guaranty Ltd.	1,600	100,160
Axis Capital Holdings Ltd.	9,800	613,186
Brighthouse Financial, Inc.*	11,500	647,105
CNA Financial Corp.	29,500	1,285,020
Everest Re Group Ltd.	1,600	559,504
Fidelity National Financial, Inc.	23,100	1,017,093
First American Financial Corp.	16,400	1,014,668
Hartford Financial Services Group, Inc. (The)	19,800	1,536,678
Loews Corp.	27,100	1,666,108
Markel Corp.*	1,260	1,775,315
Old Republic International Corp.	59,100	1,559,649
Unum Group	35,900	1,508,877
		14,275,613

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 2.1%
DXC Technology Co.*	46,200	$1,327,326
Global Payments, Inc.	20,800	2,344,576
SS&C Technologies Holdings, Inc.	2,900	175,015
Twilio, Inc. (Class A Stock)*	14,500	867,680
		4,714,597
Life Sciences Tools & Services 0.6%
Syneos Health, Inc.*	36,900	1,325,448
Machinery 2.7%
Cummins, Inc.	1,300	324,402
Fortive Corp.	1,600	108,848
Gates Industrial Corp. PLC*	104,000	1,373,840
Otis Worldwide Corp.	1,600	131,568
PACCAR, Inc.	14,500	1,584,995
Parker-Hannifin Corp.	600	195,600
Snap-on, Inc.	500	124,365
Stanley Black & Decker, Inc.(a)	20,000	1,786,200
Westinghouse Air Brake Technologies Corp.	3,400	352,954
		5,982,772
Media 3.6%
DISH Network Corp. (Class A Stock)*	93,000	1,338,270
Fox Corp. (Class A Stock)(a)	19,800	672,012
Fox Corp. (Class B Stock)	15,300	485,010
Liberty Broadband Corp. (Class C Stock)*	16,900	1,517,282
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	7,000	284,340
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	8,800	354,640
News Corp. (Class A Stock)	77,900	1,578,254
Paramount Global (Class B Stock)(a)	77,300	1,790,268
		8,020,076
Metals & Mining 5.3%
Alcoa Corp.	20,100	1,050,024
Cleveland-Cliffs, Inc.*	78,500	1,675,975
Nucor Corp.(a)	16,500	2,788,830
Reliance Steel & Aluminum Co.	7,790	1,771,835
SSR Mining, Inc. (Canada)	60,600	1,026,564
Steel Dynamics, Inc.	16,600	2,002,624
United States Steel Corp.(a)	53,500	1,524,215
		11,840,067

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 2.6%
AGNC Investment Corp.	124,700	$1,446,520
Annaly Capital Management, Inc.	71,631	1,681,180
Rithm Capital Corp.	134,600	1,266,586
Starwood Property Trust, Inc.(a)	68,200	1,424,698
		5,818,984
Multiline Retail 0.3%
Kohl’s Corp.	18,200	589,134
Multi-Utilities 0.8%
Consolidated Edison, Inc.	12,833	1,223,113
DTE Energy Co.	500	58,185
Public Service Enterprise Group, Inc.	6,800	421,124
WEC Energy Group, Inc.	1,700	159,783
		1,862,205
Oil, Gas & Consumable Fuels 4.8%
Antero Resources Corp.*	24,200	697,928
Chesapeake Energy Corp.	11,000	953,920
Coterra Energy, Inc.	46,100	1,153,883
Diamondback Energy, Inc.	6,600	964,392
DT Midstream, Inc.	11,600	634,056
EQT Corp.	30,900	1,009,503
HF Sinclair Corp.	15,800	899,020
Marathon Oil Corp.	42,900	1,178,463
Ovintiv, Inc.	13,400	659,682
Phillips 66	21,500	2,155,805
Williams Cos., Inc. (The)	11,600	373,984
		10,680,636
Pharmaceuticals 1.1%
Elanco Animal Health, Inc.*	45,100	619,223
Viatris, Inc.	146,489	1,781,306
		2,400,529
Real Estate Management & Development 0.8%
Howard Hughes Corp. (The)*	700	59,843
Jones Lang LaSalle, Inc.*	8,900	1,645,343
		1,705,186

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.5%
Knight-Swift Transportation Holdings, Inc.	27,800	$1,642,980
Ryder System, Inc.	3,941	372,070
U-Haul Holding Co. (XLON)	2,400	160,872
U-Haul Holding Co. (NYSE)	20,000	1,235,800
		3,411,722
Semiconductors & Semiconductor Equipment 0.6%
MKS Instruments, Inc.	1,700	173,944
Qorvo, Inc.*	4,700	510,702
Skyworks Solutions, Inc.	5,100	559,317
		1,243,963
Specialty Retail 0.3%
Petco Health & Wellness Co., Inc.*	55,000	642,950
Technology Hardware, Storage & Peripherals 1.7%
Hewlett Packard Enterprise Co.	118,100	1,904,953
Western Digital Corp.*	40,300	1,771,185
		3,676,138
Textiles, Apparel & Luxury Goods 0.7%
PVH Corp.(a)	16,700	1,501,330
Thrifts & Mortgage Finance 1.2%
MGIC Investment Corp.	92,900	1,311,748
New York Community Bancorp, Inc.	146,300	1,461,537
		2,773,285
Trading Companies & Distributors 0.6%
Air Lease Corp.	27,800	1,250,166

Total Common Stocks (cost $192,128,026)		221,439,229
Exchange-Traded Fund 0.3%
iShares Russell Mid-Cap Value ETF (cost $659,561)	5,900	671,715

Total Long-Term Investments (cost $192,787,587)		222,110,944

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 10.8%
Affiliated Mutual Fund 10.7%
PGIM Institutional Money Market Fund (cost $23,887,870; includes $23,770,201 of cash collateral for securities on loan)(b)(we)	23,913,727	$23,908,944
Unaffiliated Fund 0.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $171,452)	171,452	171,452

Total Short-Term Investments (cost $24,059,322)		24,080,396

TOTAL INVESTMENTS 110.8% (cost $216,846,909)		246,191,340
Liabilities in excess of other assets (10.8)%		(23,992,772)

Net Assets 100.0%		$222,198,568

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
NYSE—New York Stock Exchange
REITs—Real Estate Investment Trust
XLON—London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,761,292; cash collateral of $23,770,201 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).